Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
At beginning of year	$ 32,045,112
Repayment to related parties	361,843
Advances from the related party	2,201,144	4,874,761
Forgiveness of loan		285,413,074
Exchange difference adjustment	(19,227,596)	(6,649,917)
At end of year	31,870,222	32,045,112
Mr Zhao Weibin [Member]
Related Party Transaction [Line Items]
At beginning of year	126,516	126,516
Exchange difference adjustment	(8,253)
At end of year	118,263	126,516
Wuhan Renhe [Member]
Related Party Transaction [Line Items]
At beginning of year	28,822,089	322,388,060
Repayment to related parties	28,822,089
Advances from the related party		28,463,394
Forgiveness of loan		(285,413,074)
Exchange difference adjustment		(36,616,291)
At end of year		28,822,089
Renhe RE [Member]
Related Party Transaction [Line Items]
At beginning of year	667,776
Repayment to related parties	667,776
Advances from the related party		667,776
Exchange difference adjustment
At end of year		667,776
Mr Liu Xiangyao [Member]
Related Party Transaction [Line Items]
At beginning of year	2,428,731
Repayment to related parties	(359,881)
Advances from the related party	29,720,658	2,428,731
Exchange difference adjustment	(37,549)
At end of year	$ 31,751,959	$ 2,428,731